UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [_]: Amendment Number:
                                               -----

This Amendment (Check only one): [_] is a restatement
                                 [X] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Shelter Mutual Insurance Company
Address:   1817 W Broadway
           Columbia, MO 65218

Form 13F File Number: 28-13422

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jerry French
Title:   Executive Vice President - Investments
Phone:   573-214-4506

Signature, Place, and Date of Signing:


Jerry French              Columbia, MO        July 15, 2010
---------------------  --------------------   --------------
(Signature)              (City, State)            (Date)


Report Type(check only one) :

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report

[_] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

[_] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         52
Form 13F Information Table Value Total:   $163,165
                                        (thousands)

List of Other Included Managers:		NONE

                           FORM 13F INFORMATION TABLE

                                     TITLE
                                      OF                   VALUE     SHRS OR             INVESTMENT      VOTING AUTHORITY
NAME OF ISSUER                       CLASS      CUSIP     (X$1000)   PRN AMT   SH/ PRN   DISCRETION SOLE   SHARED   NONE
PEPSICO INCORPORATED                  COM    713448108        8,533    140,000    SH        SOLE                   140,000
INTERNATIONAL BUSINESS MACHINE        COM    459200101        7,051     57,100    SH        SOLE                   57,100
CATERPILLAR TRACTOR CO                COM    149123101        6,839    113,855    SH        SOLE                   113,855
BERKSHIRE HATHAWAY                    COM    084670108        6,480         54    SH        SOLE                       54
SCHLUMBERGER LTD                      COM    806857108        6,154    111,200    SH        SOLE                   111,200
BHP BILLITON LTD - SPON ADR           ADR    088606108        5,916     95,440    SH        SOLE                   95,440
UNION PACIFIC CORPORATION             COM    907818108        5,483     78,880    SH        SOLE                   78,880
WAL-MART STORES                       COM    931142103        4,845    100,784    SH        SOLE                   100,784
ROYAL DUTCH SHELL PLC - ADR A         ADR    780259206        4,751     94,600    SH        SOLE                   94,600
INTEL CORP                            COM    458140100        4,610    237,000    SH        SOLE                   237,000
JM SMUCKER CO                         COM    832696405        4,438     73,700    SH        SOLE                   73,700
HSBC HOLDINGS PLC-SPONS ADR           ADR    404280406        4,190     91,900    SH        SOLE                   91,900
PHILIP MORRIS INTERNATIONAL           COM    718172109        3,896     85,000    SH        SOLE                   85,000
ABBOTT LABS                           COM    002824100        3,883     83,000    SH        SOLE                   83,000
3M COMPANY                            COM    88579Y101        3,768     47,700    SH        SOLE                   47,700
CISCO SYSTEMS INC                     COM    17275R102        3,693    173,300    SH        SOLE                   173,300
PROCTER & GAMBLE CO                   COM    742718109        3,623     60,400    SH        SOLE                   60,400
EXXON MOBIL CORPORATION               COM    30231G102        3,561     62,400    SH        SOLE                   62,400
ILLINOIS TOOL WORKS                   COM    452308109        3,137     76,000    SH        SOLE                   76,000
AMERICAN EXPRESS COMPANY              COM    025816109        3,057     77,000    SH        SOLE                   77,000
HOSPIRA INC                           COM    441060100        3,051     53,100    SH        SOLE                   53,100
VISA INC/A                            COM    92826C839        2,993     42,300    SH        SOLE                   42,300
ORACLE CORP                           COM    68389X105        2,983    139,000    SH        SOLE                   139,000
TARGET CORP                           COM    87612E106        2,921     59,400    SH        SOLE                   59,400
GENERAL ELECTRIC COMPANY              COM    369604103        2,797    194,000    SH        SOLE                   194,000
YUM BRANDS INC                        COM    988498101        2,776     71,100    SH        SOLE                   71,100
FRANKLIN RESOURCES                    COM    354613101        2,767     32,100    SH        SOLE                   32,100
MEDCO HEALTH SOLUTIONS INC            COM    58405U102        2,594     47,100    SH        SOLE                   47,100
AMETEK INC                            COM    031100100        2,485     61,900    SH        SOLE                   61,900
VERISK ANALYTICS                      COM    92345Y106        2,419     80,900    SH        SOLE                   80,900
EMERSON ELECTRIC CO                   COM    291011104        2,390     54,700    SH        SOLE                   54,700
LOWE'S CORP                           COM    548661107        2,369    116,000    SH        SOLE                   116,000
COVIDIEN LTD                          COM    G2554F105        2,274     56,600    SH        SOLE                   56,600
AVON PRODUCTS                         COM    054303102        2,250     84,900    SH        SOLE                   84,900
PFIZER INC                            COM    717081103        2,220    155,700    SH        SOLE                   155,700
MERCK & CO.                           COM    58933Y105        2,168     62,000    SH        SOLE                   62,000
PRAXAIR INC                           COM    74005P104        2,059     27,100    SH        SOLE                   27,100
DEVRY INC                             COM    251893103        2,026     38,600    SH        SOLE                   38,600
BP P.L.C.                             COM    055622104        2,006     69,466    SH        SOLE                   69,466
MEAD JOHNSON NUTRITION CO             COM    582839106        1,920     38,300    SH        SOLE                   38,300
CME GROUP INC                         COM    12572Q105        1,830      6,500    SH        SOLE                    6,500
GLAXOSMITHKLINE PLC                   ADR    37733W105        1,632     48,000    SH        SOLE                   48,000
INVERNESS MEDICAL INNOVATIONS         COM    46126P106        1,600     60,000    SH        SOLE                   60,000
WEATHERFORD INTERNATIONAL             COM    H27013103        1,531    116,500    SH        SOLE                   116,500
KOHL'S CORP                           COM    500255104        1,458     30,700    SH        SOLE                   30,700
ITC HOLDINGS CORP                     COM    465685105        1,360     25,700    SH        SOLE                   25,700
HEWLETT-PACKARD CO.                   COM    428236103        1,346     31,100    SH        SOLE                   31,100
ENBRIDGE INC.                         COM    29250N105        1,221     26,200    SH        SOLE                   26,200
NALCO HOLDINGS CO                     COM    62985Q101        1,074     52,500    SH        SOLE                   52,500
TRANSOCEAN LTD                        COM    H8817H100        1,019     22,000    SH        SOLE                   22,000
FLOWSERVE CORP                        COM    34354P105          958     11,300    SH        SOLE                   11,300
ITRON INC                             COM    465741106          760     12,300    SH        SOLE                   12,300

GRAND TOTALS                                              163,165   3,786,379

